Segment Information (Tables)	6 Months Ended
Jun. 30, 2018
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Revenues and Adjusted EBITDA by Segment

	Three months ended June 30,		Six months ended June 30,
	2018	2017	2018	2017
Revenues
Legal	882	858	1,754	1,699
Tax & Accounting	359	350	796	767
Reuters News	72	74	144	148
Eliminations	(2)	(2)	(4)	(3)
Consolidated revenues	1,311	1,280	2,690	2,611

Adjusted EBITDA
Legal	321	325	640	639
Tax & Accounting	91	103	238	244
Reuters News	8	9	16	22
Corporate	(72)	(57)	(116)	(110)
Adjusted EBITDA	348	380	778	795
Fair value adjustments (see note 6)	(1)	1	(4)	6
Depreciation	(29)	(34)	(59)	(62)
Amortization of computer software	(100)	(93)	(198)	(189)
Amortization of other identifiable intangible assets	(28)	(35)	(57)	(70)
Other operating gains (losses), net	14	(1)	12	12
Consolidated operating profit	204	218	472	492
Net interest expense	(81)	(89)	(159)	(181)
Other finance income (costs)	14	(60)	21	(88)
Share of post-tax earnings (losses) in equity method investments	2	(7)	4	(5)
Tax (benefit) expense	3	(15)	(24)	(26)
Earnings from continuing operations	142	47	314	192